Leases - Additional Information (Detail)	Dec. 31, 2024	Dec. 31, 2023
Weighted-average remaining lease term for operating leases (in years):	2 years 5 months 4 days	1 year 3 months 14 days
Weighted-average discount rate for operating leases:	3.71%	5.66%